Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 730,039	$ 1,260	$ 35,916,149	$ (36,647,448)
Balance, shares at Dec. 31, 2018	730,039,317	1,259,858
Net loss				(3,673)	(3,673)
Ending balance, value at Dec. 31, 2019	$ 730,039	$ 1,260	35,916,149	(36,651,121)	(3,673)
Balance, shares at Dec. 31, 2019	730,039,317	1,259,858
Net loss				(39,343)	(39,343)
Ending balance, value at Dec. 31, 2020	$ 730,039	$ 1,260	35,916,149	(36,690,464)	(43,016)
Balance, shares at Dec. 31, 2020	730,039,317	1,259,858
Net loss				(102,420)	(102,420)
Ending balance, value at Sep. 30, 2021	$ 730,039	$ 1,260	$ 35,916,149	$ (36,792,884)	$ (145,436)
Balance, shares at Sep. 30, 2021	730,039,317	1,259,858